Finance Costs (Tables)	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
Summary of Finance Costs

	Years Ended December 31
	2020	2021	2022
	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)

Interest expense
Corporate bonds	$1,337.3	$5,203.0	$14,116.1
Lease liabilities	227.8	193.3	267.1
Bank loans	500.9	17.6	32.0
Others	15.5	0.3	1.7
Less: Capitalized interest under property, plant and equipment	—	—	(2,666.9)

	$2,081.5	$5,414.2	$11,750.0

Information about capitalized interest is as follows:

Years Ended December 31, 2022
Capitalization rate	0.56%-3.36%